Vanguard Emerging Markets Government Bond Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg USD Emerging Markets Government RIC Capped Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.11%	1.51%	4.21%
Bloomberg Global Aggregate Index ex USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.85%	(3.59%)	0.56%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.24%	(0.69%)	2.06%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.61%	0.14%	2.26%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.02%	1.51%	4.18%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.49%	1.38%	4.12%